19. Financial instruments (Details 4) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)
Fair value hedge (fixed rate) [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI-0.02% per year
Financial Baseline	R$ (11)
Financial projected scenario 1	(1)
Financial projected scenario 2	(1)
Financial projected scenario 3	R$ (1)
Fair value hedge (exchange rate) [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI+2.00% per year
Financial Baseline	R$ (283)
Financial projected scenario 1	(11)
Financial projected scenario 2	(13)
Financial projected scenario 3	R$ (16)
Debentures and promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI+1.27% per year
Financial Baseline	R$ (4,607)
Financial projected scenario 1	(133)
Financial projected scenario 2	(166)
Financial projected scenario 3	R$ (199)
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI+2.37% per year
Financial Baseline	R$ (2,689)
Financial projected scenario 1	(82)
Financial projected scenario 2	(103)
Financial projected scenario 3	R$ (123)
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	96.93% of CDI
Financial Baseline	R$ 4,784	[1]
Financial projected scenario 1	106	[1]
Financial projected scenario 2	133	[1]
Financial projected scenario 3	159	[1]
Total borrowings and financing exposure [member]
Disclosure of detailed information about financial instruments [line items]
Financial Baseline	(7,590)
Financial projected scenario 1	(227)
Financial projected scenario 2	(283)
Financial projected scenario 3	(339)
Net exposure [member]
Disclosure of detailed information about financial instruments [line items]
Financial Baseline	(2,806)
Financial projected scenario 1	(121)
Financial projected scenario 2	(150)
Financial projected scenario 3	R$ (180)

[1]	Weighted average